Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Allowance for Credit Losses, Accounts Receivable
The following table summarizes the activity in the balance of allowance for credit losses on accounts receivable and credit card loans during the years indicated:

	Accounts Receivable(1)	Credit Card Loans(2)
Balance at January 1, 2020	$—	$—
Provision for credit losses(3)	766	219
Write-offs charged against the allowance	(204)	—
Balance at December 31, 2020	$562	$219
Provision for credit losses(3)	3,043	7,573
Write-offs charged against the allowance(4)	(1,313)	(755)
Balance at December 31, 2021	$2,292	$7,037
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(1)Accounts receivable balances, net of allowance for credit losses, are presented within other assets in the consolidated balance sheets. We established an allowance for credit losses on accounts receivable subsequent to our acquisition of Galileo in the second quarter of 2020. Certain of our historical accounts receivable balances did not have any write-offs.
(2)Credit card loans measured at amortized cost, net of allowance for credit losses, are presented within loans in the consolidated balance sheets. We launched the SoFi Credit Card in the third quarter of 2020, which was expanded to a broader market in the fourth quarter of 2020.
(3)Provision for credit losses on accounts receivable and credit card loans are presented within noninterest expense—general and administrative and noninterest expense—provision for credit losses, respectively, in the consolidated statements of operations and comprehensive income (loss). There were no recoveries of credit card losses during the years ended December 31, 2021 and 2020.
(4)The increase in accounts receivable write-offs charged against the allowance during the year ended December 31, 2021 was primarily attributable to three accounts that were deemed uncollectible.

Schedule of Allowance for Credit Losses, Credit Card Loans
The following table summarizes the activity in the balance of allowance for credit losses on accounts receivable and credit card loans during the years indicated:

	Accounts Receivable(1)	Credit Card Loans(2)
Balance at January 1, 2020	$—	$—
Provision for credit losses(3)	766	219
Write-offs charged against the allowance	(204)	—
Balance at December 31, 2020	$562	$219
Provision for credit losses(3)	3,043	7,573
Write-offs charged against the allowance(4)	(1,313)	(755)
Balance at December 31, 2021	$2,292	$7,037
__________________
(1)Accounts receivable balances, net of allowance for credit losses, are presented within other assets in the consolidated balance sheets. We established an allowance for credit losses on accounts receivable subsequent to our acquisition of Galileo in the second quarter of 2020. Certain of our historical accounts receivable balances did not have any write-offs.
(2)Credit card loans measured at amortized cost, net of allowance for credit losses, are presented within loans in the consolidated balance sheets. We launched the SoFi Credit Card in the third quarter of 2020, which was expanded to a broader market in the fourth quarter of 2020.
(3)Provision for credit losses on accounts receivable and credit card loans are presented within noninterest expense—general and administrative and noninterest expense—provision for credit losses, respectively, in the consolidated statements of operations and comprehensive income (loss). There were no recoveries of credit card losses during the years ended December 31, 2021 and 2020.
(4)The increase in accounts receivable write-offs charged against the allowance during the year ended December 31, 2021 was primarily attributable to three accounts that were deemed uncollectible.